Long-Term Debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Sep. 27, 2013	Jul. 13, 2011
Debt Instrument [Line Items]
Capital lease obligations	$ 4,704	$ 5,599
Other long-term borrowings	25,553	22,465
Subtotal	591,286	660,375
Fair value adjustment related to Secured loan agreement	(2,877)	0
Deferred financing costs	(5,611)	(3,775)
Total	579,679	652,567
Current portion of long-term debt	28,099	161,240
Long-term debt, excluding current portion	551,580	491,327
2023 Notes [Member]
Debt Instrument [Line Items]
Notes payable	393,767	473,767
Discount on Notes	(5,029)	(6,918)
Premium on Notes	1,910	2,640
Deferred financing costs			$ (3,313)
2016 Notes [Member]
Debt Instrument [Line Items]
Notes payable	0	158,544
Premium on Notes	0	245
Deferred financing costs				$ (3,699)
Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Long-term debt	$ 167,262	$ 0